Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,412,921	$ 2,990,196	$ 492,861
Certificate of deposit	12,712	12,361	13,422
Other receivables	73,340	115,982	183,926
Inventory	477,077	76,109	172,363
Prepaid expenses and other current assets	391,561	315,969	527,322
Total current assets	7,367,611	3,510,617	1,389,894
Property, plant and equipment, net	24,780,705	23,716,768	21,802,976
Right of use assets, net	413,235	0
Definite-lived intangible assets, net	161,014	171,292	184,995
Indefinite-lived intangible assets	191,800	191,800	191,800
Other assets	45,001	80,583	162,093
Total assets	32,959,366	27,671,060	23,731,758
Current liabilities:
Accounts payable and accrued liabilities		845,323	2,666,855
Accounts payable and accrued liabilities	1,102,621	824,900
Other current liabilities	61,315	20,423
Current debt	149,069	71,613	49,794
Total current liabilities	1,313,005	916,936	2,716,649
Long-term lease obligations	368,739	0
Long-term debt	4,397,539	3,519,821	3,034,420
Total liabilities	6,079,283	4,436,757	5,751,069
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 50,000,000 shares authorized; 15,098,837, (2017: 8,895,094) shares outstanding	21,605	15,099	8,895
Additional paid-in capital	156,022,668	142,707,957	126,718,186
Accumulated other comprehensive loss	(440,738)	(574,186)	(213,884)
Accumulated deficit	(128,723,452)	(118,914,567)	(108,532,508)
Total stockholders’ equity	26,880,083	23,234,303	17,980,689
Total liabilities and stockholders’ equity	$ 32,959,366	$ 27,671,060	$ 23,731,758